Fee and commission expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission expenses
Credit and debit cards	$ 3,250	$ 2,894	$ 1,895
Checks and others	25	26	23
Collections and transactional services	226	158	123
Fund management	2	4	25
Capital markets and securities activities	199	135	102
Financial advisory services	6	16
Other fees and commissions	1,795	1,597	1,337
Total fee and commission expenses	$ 5,503	$ 4,830	$ 3,505